First Trust Bloomberg Emerging Market Democracies ETF Investment Objectives and Goals - First Trust Bloomberg Emerging Market Democracies ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Bloomberg Emerging Market Democracies ETF (the "Fund") seeks investment results that correspond generally to the price and yield, before fees and expenses, of an equity index called the Bloomberg Emerging Market Democracies Index (the “Index”).